Disclosure of Detailed Information About Continuity of Convertible Debt (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	$ 10,793,459	$ 12,532,723
Issuances	4,282,477	8,828,550
Exchange of EB Loan for Amended EB Loan	5,043,103
Exchange of Amended EB Loan for EB CD	2,462,209
Conversion - common shares issued	(13,704,605)	(5,152,023)
Conversion - warrants issued	(5,359,775)	(5,037,535)
Interest expense	841,019	358,123
Accrued interest on conversion / interest payments	(607,547)	(305,591)
Effect of foreign exchange	134,562	(200,661)
Change in fair value	6,066,594	(230,127)
Total convertible debt obligation ending balance	9,951,496	10,793,459
Less than one year	914,428
Greater than one year	9,037,068
2019 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	2,121,869	12,532,723
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued	(1,500,214)	(5,152,023)
Conversion - warrants issued	(1,103,661)	(5,037,535)
Interest expense	54,126	358,123
Accrued interest on conversion / interest payments	(101,247)	(317,508)
Effect of foreign exchange	134,562	(200,661)
Change in fair value	1,308,993	(61,250)
Total convertible debt obligation ending balance	914,428	2,121,869
Less than one year	914,428
Greater than one year
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	8,671,590
Issuances	4,282,477	8,828,550
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued	(12,204,391)
Conversion - warrants issued	(4,256,114)
Interest expense	398,183
Accrued interest on conversion / interest payments	(256,300)	11,917
Effect of foreign exchange
Change in fair value	5,461,682	(168,877)
Total convertible debt obligation ending balance	2,097,127	8,671,590
Less than one year
Greater than one year	2,097,127
EB loan [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance
Issuances
Exchange of EB Loan for Amended EB Loan	5,043,103
Exchange of Amended EB Loan for EB CD	(4,931,813)
Conversion - common shares issued
Conversion - warrants issued
Interest expense	138,710
Accrued interest on conversion / interest payments	(250,000)
Effect of foreign exchange
Change in fair value
Total convertible debt obligation ending balance
Less than one year
Greater than one year
EB CD [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD	7,394,022
Conversion - common shares issued
Conversion - warrants issued
Interest expense	250,000
Accrued interest on conversion / interest payments
Effect of foreign exchange
Change in fair value	(704,081)
Total convertible debt obligation ending balance	6,939,941
Less than one year
Greater than one year	$ 6,939,941